                 NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054

March 6, 2003

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: New York Life Investment Management Institutional Funds (File Nos. 333-56286/811-10307)

Dear Sir/Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on February 27, 2003 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on February 27, 2003. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973-394-4439.

Very truly yours,

/s/ John K. Forst

John K. Forst